Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Teledyne Technologies Incorporated 401(k) Plan
EIN: 25-1843385     Plan Number: 002
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)
(In thousands, except for unit/share information)
December 31, 2025

	Identity of Issue, Borrower, Lessor or Similar Party		Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Current Value
*	Fidelity	**	Value Fund Class K	$46,252
*	Fidelity	**	Inflation-Protected Bond Index Fund	6,401
*	Fidelity	**	Fidelity Freedom Blend Retirement Commingled Pool Class S	7,261
*	Fidelity	**	Fidelity Freedom Blend 2010 Commingled Pool Class S	6,794
*	Fidelity	**	Fidelity Freedom Blend 2015 Commingled Pool Class S	10,041
*	Fidelity	**	Fidelity Freedom Blend 2020 Commingled Pool Class S	51,200
*	Fidelity	**	Fidelity Freedom Blend 2025 Commingled Pool Class S	104,995
*	Fidelity	**	Fidelity Freedom Blend 2030 Commingled Pool Class S	151,811
*	Fidelity	**	Fidelity Freedom Blend 2035 Commingled Pool Class S	128,464
*	Fidelity	**	Fidelity Freedom Blend 2040 Commingled Pool Class S	107,869
*	Fidelity	**	Fidelity Freedom Blend 2045 Commingled Pool Class S	72,697
*	Fidelity	**	Fidelity Freedom Blend 2050 Commingled Pool Class S	65,901
*	Fidelity	**	Fidelity Freedom Blend 2055 Commingled Pool Class S	45,982
*	Fidelity	**	Fidelity Freedom Blend 2060 Commingled Pool Class S	30,269
*	Fidelity	**	Fidelity Freedom Blend 2065 Commingled Pool Class S	10,637
*	Fidelity	**	Money Market Government Portfolio – Institutional Class	83,424
*	Fidelity	**	U.S. Bond Index Fund	53,804
*	Fidelity	**	Brokerage Link	98,720
*	Fidelity	**	Managed Income Portfolio Class 2	32,883
*	Fidelity	**	Diversified International Commingled Pool Class A	60,044
*	Fidelity	**	Mid-Cap Stock Commingled Pool Class A	46,473
*	Fidelity	**	Fidelity Growth Company Commingled Pool Class D	383,162
	Pimco	**	Pimco RAE Emerging Markets Fund Institutional Class	19,110
	American Beacon	**	Small Cap Value Fund Class R5	17,616
	Invesco	**	Growth and Income R6	46,476
	Janus Henderson	**	Triton Fund Class N	14,025
	Loomis Sayles	**	Core Plus Fixed Income Trust Class C	40,802
	Eaton Vance	**	Income Fund of Boston Class R6	5,991
	Morley	**	Morley Stable Value Fund	5,680
	Geode Capital Management Trust Company	**	Spartan 500 Index Pool Class E	394,921
	Geode Capital Management Trust Company	**	Spartan Global ex US Index Pool Class E	23,502
	Geode Capital Management Trust Company	**	Spartan Extended Market Index Pool Class E	44,951
	Geode Capital Management Trust Company	**	Spartan Small Cap Index Pool Class E	5,403
*	Teledyne Technologies Incorporated	**	Common Stock Fund, 184,106 shares	94,047
*	Participant loans		With interest rates ranging from 3.25% to 10.25% and maturity dates through 2040	17,838
				$2,335,446
	* Party-in-interest as defined by ERISA.
	** Cost information is not required for participant-directed investments